Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 80.7%
Issuer	Shares	Value ($)
Communication Services 6.1%
Diversified Telecommunication Services 0.3%
Liberty Global PLC, Class A(a),(b)	8,869	214,098
Proximus SADP	8,291	174,718
Telecom Italia SpA	554,039	237,231
Total		626,047
Entertainment 1.0%
Embracer Group AB(a)	924	20,828
Live Nation Entertainment, Inc.(a)	3,271	217,358
NetEase, Inc., ADR	2,023	232,625
Nintendo Co., Ltd.	3,500	2,014,724
Total		2,485,535
Interactive Media & Services 1.9%
Alphabet, Inc., Class A(a),(b)	555	1,014,185
Alphabet, Inc., Class C(a)	399	732,460
Baidu, Inc., ADR(a)	1,284	301,766
Facebook, Inc., Class A(a)	6,683	1,726,419
Pinterest, Inc., Class A(a),(b)	7,237	495,807
Scout24 AG	1,344	103,772
Yelp, Inc.(a)	11,779	383,878
Total		4,758,287
Media 1.6%
Altice U.S.A., Inc., Class A(a),(b)	48,070	1,709,850
Cogeco Communications, Inc.	382	32,559
Fox Corp., Class A(b)	18,244	568,848
Fox Corp., Class B(b)	15,460	462,099
Nexstar Media Group, Inc., Class A	3,242	368,518
ProSiebenSat.1 Media AG(a)	6,730	121,615
TEGNA, Inc.	30,377	486,943
Telenet Group Holding NV	1,465	62,422
Total		3,812,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 1.3%
Freenet AG	1,824	38,085
SoftBank Corp.	180,000	2,364,563
T-Mobile USA, Inc.(a)	6,762	852,553
Total		3,255,201
Total Communication Services		14,937,924
Consumer Discretionary 13.0%
Auto Components 0.3%
Continental AG	1,920	268,712
Gentex Corp.	6,184	204,381
Linamar Corp	411	20,981
Magna International, Inc.	509	35,848
Nokian Renkaat OYJ	572	20,944
XPEL, Inc.(a),(b)	1,464	70,287
Total		621,153
Automobiles 0.7%
Bayerische Motoren Werke AG	4,908	415,555
Daimler AG, Registered Shares	1,468	103,104
Harley-Davidson, Inc.	21,807	874,243
Stellantis NV	17,099	260,003
Total		1,652,905
Distributors 0.2%
Jardine Cycle & Carriage Ltd.	5,900	95,402
LKQ Corp.(a)	13,329	467,715
Total		563,117
Diversified Consumer Services 0.3%
Stride, Inc.(a)	28,016	721,412
Hotels, Restaurants & Leisure 3.6%
Caesars Entertainment, Inc.(a)	5,111	359,763
Domino’s Pizza, Inc.(b)	1,813	672,188
Entain PLC(a)	34,888	590,429
Evolution Gaming Group AB	12,888	1,254,170
Flutter Entertainment PLC(a)	3,750	697,463
Genting Singapore Ltd.	22,400	14,376
International Game Technology PLC	17,645	284,261
La Francaise des Jeux SAEM	23,450	1,007,216
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Las Vegas Sands Corp.	10,459	502,973
McDonald’s Holdings Co. Japan Ltd.	50,100	2,443,114
Restaurant Brands International, Inc.	3,848	222,030
Wyndham Destinations, Inc.	8,742	386,746
Wyndham Hotels & Resorts, Inc.	4,143	240,998
Wynn Macau Ltd.(a)	107,200	169,844
Total		8,845,571
Household Durables 2.4%
D.R. Horton, Inc.(b)	19,473	1,495,526
Electrolux AB, Class B	10,054	245,628
Husqvarna AB, Class B	9,888	122,340
Lennar Corp., Class A(b)	9,894	822,686
Mohawk Industries, Inc.(a)	3,308	475,029
NVR, Inc.(a),(b)	265	1,178,317
PulteGroup, Inc.(b)	27,186	1,182,591
Tempur Sealy International, Inc.(a)	6,861	181,130
Whirlpool Corp.(b)	1,228	227,291
Total		5,930,538
Internet & Direct Marketing Retail 2.5%
Alibaba Group Holding Ltd., ADR(a)	3,100	786,873
Amazon.com, Inc.(a),(b)	301	965,066
Chewy, Inc., Class A(a),(b)	10,388	1,057,706
eBay, Inc.(b)	12,863	726,888
HelloFresh SE(a)	7,128	601,904
Kogan.com Ltd.	37,115	506,659
Oisix ra daichi, Inc.(a)	19,700	585,414
Prosus NV(a)	5,169	603,899
Temple & Webster Group Ltd.(a)	25,569	221,649
Total		6,056,058
Leisure Products 0.8%
Bandai Namco Holdings, Inc.	5,500	468,991
BRP, Inc.	2,037	134,079
Callaway Golf Co.	17,109	477,170
Hasbro, Inc.	3,618	339,441
Nautilus, Inc.(a),(b)	20,196	495,004
Total		1,914,685
Multiline Retail 0.0%
Canadian Tire Corp., Ltd., Class A	511	66,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.4%
AutoNation, Inc.(a)	2,801	199,655
AutoZone, Inc.(a)	717	801,871
Best Buy Co., Inc.(b)	10,772	1,172,209
Dick’s Sporting Goods, Inc.	4,753	318,499
Foot Locker, Inc.	6,520	285,707
Ross Stores, Inc.	2,453	272,994
Ulta Beauty, Inc.(a)	1,098	307,177
Total		3,358,112
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	4,259	374,962
Cie Financiere Richemont SA, Class A, Registered Shares	154	14,304
Hanesbrands, Inc.	13,035	199,305
Hugo Boss AG	9,082	323,269
Pandora A/S	5,802	558,306
PVH Corp.	4,091	348,799
Swatch Group AG (The)	324	93,329
Total		1,912,274
Total Consumer Discretionary		31,642,084
Consumer Staples 6.5%
Beverages 0.5%
Carlsberg AS, Class B	1,819	265,741
Coca-Cola European Partners PLC	20,414	948,639
Total		1,214,380
Food & Staples Retailing 3.0%
Alimentation Couche-Tard, Inc., Class B	66,885	2,039,894
Axfood AB	149	3,581
Costco Wholesale Corp.(b)	3,042	1,072,092
Empire Co., Ltd., Class A	1,500	41,443
Etablissements Franz Colruyt NV	633	39,048
George Weston Ltd.	100	7,238
Kesko OYJ, Class B	43,301	1,124,380
Koninklijke Ahold Delhaize NV	70,269	2,017,039
Kroger Co. (The)(b)	23,487	810,302
METRO AG	4,052	47,373
U.S. Foods Holding Corp.(a)	5,671	175,744
Total		7,378,134

2	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
Bunge Ltd.(b)	17,226	1,127,270
Leroy Seafood Group ASA	14,202	98,924
Mondelez International, Inc., Class A	10,451	579,403
Nomad Foods Ltd.(a)	43,846	1,100,535
Orkla	11,455	111,350
SalMar ASA	374	22,433
Total		3,039,915
Household Products 0.7%
Clorox Co. (The)(b)	3,501	733,320
Essity AB, Class B	5,656	180,657
Henkel AG & Co. KGaA	3,817	356,909
Procter & Gamble Co. (The)	4,034	517,199
Total		1,788,085
Personal Products 0.5%
BellRing Brands, Inc., Class A(a),(b)	32,390	753,391
Medifast, Inc.(b)	1,964	460,892
Total		1,214,283
Tobacco 0.5%
Philip Morris International, Inc.	11,578	922,188
Swedish Match AB	3,105	239,435
Total		1,161,623
Total Consumer Staples		15,796,420
Energy 4.6%
Energy Equipment & Services 1.1%
ChampionX Corp.(a)	46,614	712,728
Halliburton Co.	39,666	699,312
Helmerich & Payne, Inc.	18,311	444,591
Schlumberger NV	37,156	825,235
Total		2,681,866
Oil, Gas & Consumable Fuels 3.5%
BP PLC, ADR	49,239	1,094,091
Canadian Natural Resources Ltd.	28,523	644,049
ConocoPhillips Co.	11,194	448,096
Diamondback Energy, Inc.	17,256	978,243
EOG Resources, Inc.	8,925	454,818
Gibson Energy, Inc.	2,260	34,234
HollyFrontier Corp.	16,834	479,096
Common Stocks (continued)
Issuer	Shares	Value ($)
Imperial Oil Ltd.	1,234	23,479
Keyera	1,490	27,988
Marathon Petroleum Corp.	13,302	574,114
Parex Resources, Inc.(a)	27,525	416,507
Parkland Fuel Corp.	1,521	45,639
Petroleo Brasileiro SA, ADR	76,849	772,332
Pioneer Natural Resources Co.	7,269	878,822
Royal Dutch Shell PLC, ADR, Class A	29,614	1,092,460
Suncor Energy, Inc.	935	15,640
Tourmaline Oil Corp.	7,967	113,516
Whitehaven Coal Ltd.	395,329	448,610
Total		8,541,734
Total Energy		11,223,600
Financials 9.1%
Banks 4.1%
Banco BPM SpA(a)	134,519	294,401
Bank of America Corp.(b)	34,074	1,010,294
Bank of Montreal	352	26,184
Bank of Nova Scotia (The)	653	34,827
BNP Paribas SA(a)	6,578	315,452
Canadian Imperial Bank of Commerce	490	41,760
Citigroup, Inc.(b)	13,113	760,423
DBS Group Holdings Ltd.	11,700	220,630
DNB ASA(a)	10,076	196,164
Fifth Third Bancorp	27,508	795,806
Hana Financial Group, Inc.	6,364	185,539
Huntington Bancshares, Inc.	58,446	772,948
ING Groep NV(a)	34,047	302,724
JPMorgan Chase & Co.(b)	7,700	990,759
KBC Group NV(a)	3,079	214,713
KeyCorp	50,223	846,760
Nordea Bank Abp(a)	24,679	200,016
OTP Bank Nyrt(a)	3,291	150,056
Regions Financial Corp.	38,459	654,188
Sumitomo Mitsui Financial Group, Inc.	7,100	220,585
Svenska Handelsbanken AB, Class A(a)	1,538	15,332
Truist Financial Corp.	17,524	840,801
UniCredit SpA(a)	31,046	282,918

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Overseas Bank Ltd.	14,800	260,033
Wells Fargo & Co.(b)	13,245	395,761
Total		10,029,074
Capital Markets 1.8%
Azimut Holding SpA	2,586	54,338
Banca Generali SpA(a)	4,007	124,239
Bank of New York Mellon Corp. (The)	11,308	450,398
CI Financial Corp.	10,913	135,522
Credit Suisse Group AG, Registered Shares	31,509	413,322
Goldman Sachs Group, Inc. (The)	1,822	494,072
Julius Baer Group Ltd.	47	2,844
Moody’s Corp.	1,279	340,546
S&P Global, Inc.(b)	1,455	461,235
T. Rowe Price Group, Inc.(b)	10,934	1,710,952
UBS AG	10,736	154,747
UBS Group AG, Registered Shares	15,579	224,182
Total		4,566,397
Consumer Finance 0.7%
Capital One Financial Corp.	3,490	363,867
Discover Financial Services	5,453	455,544
Navient Corp.	9,694	109,106
SLM Corp.	36,851	511,492
Synchrony Financial	8,467	284,914
Total		1,724,923
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B(a),(b)	11,388	2,594,984
Plus500 Ltd.	16,977	311,466
Total		2,906,450
Insurance 1.0%
Aegon NV	21,951	91,015
Ageas SA/NV	6,060	310,254
Allstate Corp. (The)(b)	3,079	330,007
American International Group, Inc.	5,866	219,623
ASR Nederland NV	5,829	225,956
Assicurazioni Generali SpA	9,150	156,162
Everest Re Group Ltd.	939	198,204
Fairfax Financial Holdings Ltd.	54	19,591
Helvetia Holding AG, Registered Shares, ADR	82	8,214
Common Stocks (continued)
Issuer	Shares	Value ($)
iA Financial Corp., Inc.	2,665	118,750
Manulife Financial Corp.	6,730	121,627
NN Group NV	1,052	43,817
Poste Italiane SpA	24,517	239,577
Unipol Gruppo SpA(a)	66,227	290,576
Total		2,373,373
Thrifts & Mortgage Finance 0.3%
PennyMac Financial Services, Inc.(b)	10,580	613,640
Rocket Companies, Inc.(a),(b)	2,923	62,435
Total		676,075
Total Financials		22,276,292
Health Care 7.8%
Biotechnology 1.0%
AbbVie, Inc.	10,847	1,111,600
Amgen, Inc.	1,031	248,914
Biogen, Inc.(a)	303	85,631
Genmab A/S(a)	627	249,637
Moderna, Inc.(a),(b)	2,782	481,731
MorphoSys AG(a)	256	30,567
Regeneron Pharmaceuticals, Inc.(a),(b)	270	136,037
Swedish Orphan Biovitrum AB(a)	9,089	171,613
Total		2,515,730
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	7,503	927,296
Boston Scientific Corp.(a)	8,315	294,684
Coloplast A/S, Class B	210	31,346
Demant A/S(a)	591	21,183
DiaSorin SpA	2,601	568,798
Envista Holdings Corp.(a)	3,722	132,280
Fisher & Paykel Healthcare Corp., Ltd.	10,615	263,079
Getinge AB, Series CPO	18,145	468,037
GN Store Nord AS	194	14,779
Koninklijke Philips NV(a)	1,974	107,601
Medtecs International Corp., Ltd.(a)	112,000	87,684
Medtronic PLC	3,366	374,737
Ortho Clinical Diagnostics Holdings PLC(a)	14,624	241,296
Sonova Holding AG(a)	798	192,509

4	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	1,736	383,673
Zimmer Biomet Holdings, Inc.	2,437	374,494
Total		4,483,476
Health Care Providers & Services 1.8%
AmerisourceBergen Corp.	1,302	135,668
Anthem, Inc.(b)	1,283	381,025
Centene Corp.(a)	3,587	216,296
Cigna Corp.(b)	2,642	573,446
CVS Health Corp.	6,486	464,722
Fresenius Medical Care AG & Co. KGaA	6,295	509,258
Galenica AG	1,230	81,248
HCA Healthcare, Inc.	2,351	381,991
Humana, Inc.	972	372,383
Molina Healthcare, Inc.(a)	179	38,236
UnitedHealth Group, Inc.	2,687	896,330
Universal Health Services, Inc., Class B	1,825	227,541
Total		4,278,144
Health Care Technology 0.6%
M3, Inc.	17,300	1,456,222
Life Sciences Tools & Services 1.0%
Avantor, Inc.(a)	22,842	673,610
ICON PLC(a)	231	47,080
IQVIA Holdings, Inc.(a)	532	94,590
PerkinElmer, Inc.(b)	5,693	837,269
PPD, Inc.(a)	8,723	280,532
Sotera Health Co.(a)	13,178	343,814
Syneos Health, Inc.(a)	1,749	130,038
Tecan Group AG, Registered Shares	38	18,386
Total		2,425,319
Pharmaceuticals 1.6%
AstraZeneca PLC	3,231	329,598
Bayer AG, Registered Shares	4,974	301,041
H Lundbeck A/S	2,934	104,391
Jazz Pharmaceuticals PLC(a)	478	74,329
Johnson & Johnson(b)	3,559	580,580
Merck & Co., Inc.	4,828	372,094
Novartis AG, ADR	1,255	113,540
Novartis AG, Registered Shares	613	55,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Novo Nordisk A/S, Class B	3,748	261,116
Orion Oyj, Class B	3,497	160,448
Roche Holding AG, Genusschein Shares	639	220,527
Royalty Pharma PLC, Class A(b)	17,327	814,542
Sanofi	615	57,840
UCB SA	4,241	439,165
Total		3,884,715
Total Health Care		19,043,606
Industrials 14.6%
Aerospace & Defense 0.9%
Boeing Co. (The)	1,595	309,733
BWX Technologies, Inc.	5,614	302,707
General Dynamics Corp.	2,690	394,569
Hexcel Corp.	7,679	335,265
Howmet Aerospace, Inc.	14,666	360,490
Huntington Ingalls Industries, Inc.	736	115,795
Lockheed Martin Corp.(b)	380	122,292
Textron, Inc.	7,280	329,493
Total		2,270,344
Air Freight & Logistics 1.8%
CH Robinson Worldwide, Inc.(b)	13,065	1,117,841
Deutsche Post AG	8,669	428,206
Expeditors International of Washington, Inc.(b)	18,052	1,616,015
FedEx Corp.(b)	5,505	1,295,547
Total		4,457,609
Airlines 0.3%
Alaska Air Group, Inc.	7,574	369,838
Southwest Airlines Co.	6,249	274,581
Total		644,419
Building Products 1.5%
dorma+kaba Holding AG, Class B Registered Shares	244	146,239
Geberit AG	81	49,577
Lennox International, Inc.(b)	5,185	1,428,416
Masco Corp.(b)	23,530	1,277,914
Owens Corning(b)	7,265	563,764
Rockwool International A/S, Class B	177	66,774
Total		3,532,684

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.1%
Securitas AB	8,249	127,106
Construction & Engineering 0.5%
Hochtief AG	3,268	303,856
MasTec, Inc.(a)	9,141	705,228
Skanska AB, Class B	7,241	187,108
SNC-Lavalin Group, Inc.	163	2,699
Total		1,198,891
Electrical Equipment 1.3%
AMETEK, Inc.	3,744	424,045
Eaton Corp. PLC	2,292	269,768
Generac Holdings, Inc.(a),(b)	4,168	1,027,079
Hubbell, Inc.	1,174	182,674
Prysmian SpA	3,763	121,222
Regal Beloit Corp.	864	108,415
Sensata Technologies Holding(a)	6,887	375,341
Signify NV(a)	8,786	419,233
Vertiv Holdings Co.	13,222	266,027
Total		3,193,804
Industrial Conglomerates 0.8%
CK Hutchison Holdings Ltd.	3,000	20,703
DCC PLC	22,649	1,703,876
Rheinmetall AG	1,773	187,214
Siemens AG, Registered Shares	206	31,918
Total		1,943,711
Machinery 2.4%
Aalberts NV	1,334	60,221
Alfa Laval AB(a)	1,637	42,900
Allison Transmission Holdings, Inc.	12,681	516,117
Altra Industrial Motion Corp.	8,960	460,634
Bucher Industries AG	55	26,024
Caterpillar, Inc.(b)	1,526	279,014
CNH Industrial NV(a)	4,337	55,264
Deere & Co.	1,935	558,828
Dover Corp.	1,505	175,317
Duerr AG	947	38,440
FLSmidth & Co. A/S(a)	271	9,472
GEA Group AG	1,211	41,842
Common Stocks (continued)
Issuer	Shares	Value ($)
ITT, Inc.	1,341	100,186
KION Group AG	87	7,512
Knorr-Bremse AG	8,870	1,175,234
KONE OYJ, Class B	1,481	116,473
OC Oerlikon Corp AG	1,319	13,556
Oshkosh Corp.	3,588	328,625
Parker-Hannifin Corp.	1,026	271,490
Sandvik AB(a)	3,860	96,134
Schindler Holding AG	2,131	562,423
Schindler Holding AG, Registered Shares	704	185,192
SKF AB, Class B	5,022	137,450
Sulzer AG, Registered Shares	461	49,663
Trelleborg AB, Class B(a)	7,499	169,607
Valmet OYJ	7,482	239,520
Wartsila OYJ	5,170	50,677
Yangzijiang Shipbuilding Holdings Ltd.	203,500	150,287
Total		5,918,102
Marine 0.1%
AP Moller - Maersk A/S, Class B	59	121,196
Kuehne & Nagel International AG	40	9,102
Total		130,298
Professional Services 1.8%
Adecco Group AG, Registered Shares	5,489	342,872
ASGN, Inc.(a)	9,812	813,513
DKSH Holding AG	1,153	92,731
FTI Consulting, Inc.(a)	2,016	221,700
Huron Consulting Group, Inc.(a)	9,818	519,961
Randstad NV(a)	5,913	369,431
Robert Half International, Inc.(b)	25,717	1,735,897
Stantec, Inc.	2,023	71,823
Teleperformance SA	873	285,543
Total		4,453,471
Road & Rail 2.7%
ArcBest Corp.(b)	6,170	285,980
Aurizon Holdings Ltd.	419,505	1,183,292
ComfortDelGro Corp., Ltd.	62,300	73,924
JB Hunt Transport Services, Inc.(b)	9,911	1,334,615
Knight-Swift Transportation Holdings, Inc.(b)	18,683	747,320

6	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Landstar System, Inc.(b)	4,169	581,159
Old Dominion Freight Line, Inc.(b)	7,161	1,389,234
Schneider National, Inc., Class B(b)	12,203	256,263
TFI International, Inc.	2,264	150,384
Union Pacific Corp.	3,423	675,940
Total		6,678,111
Trading Companies & Distributors 0.4%
Brenntag AG	7,007	548,879
Finning International, Inc.	4,112	85,858
WESCO International, Inc.(a)	5,181	394,326
Total		1,029,063
Total Industrials		35,577,613
Information Technology 10.1%
Communications Equipment 0.4%
Cisco Systems, Inc.	12,291	547,933
InterDigital, Inc.	5,725	367,602
Telefonaktiebolaget LM Ericsson, Class B	5,550	69,883
Total		985,418
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a),(b)	16,878	1,647,799
Flex Ltd.(a),(b)	23,638	416,974
Jabil, Inc.	13,606	562,880
Venture Corp., Ltd.	58,500	869,427
Total		3,497,080
IT Services 2.2%
Amdocs Ltd.	7,955	561,782
Bechtle AG	5,745	1,220,770
Booz Allen Hamilton Holdings Corp.(b)	7,495	638,349
Capgemini SE	3,174	458,678
CGI, Inc.(a)	562	45,048
Concentrix Corp.(a)	3,634	388,547
Fidelity National Information Services, Inc.	1,535	189,511
Leidos Holdings, Inc.	5,457	578,769
Rackspace Technology, Inc.(a)	15,509	358,413
Science Applications International Corp.	8,927	857,260
Total		5,297,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%
ams AG(a)	4,974	124,414
Applied Materials, Inc.	8,284	800,897
ASM International NV	1,573	402,952
Broadcom, Inc.	1,171	527,535
Dialog Semiconductor PLC(a)	4,281	269,481
KLA Corp.	1,373	384,536
Micron Technology, Inc.(a)	10,125	792,484
ON Semiconductor Corp.(a)	15,769	543,873
Qorvo, Inc.(a)	2,893	494,356
Total		4,340,528
Software 2.0%
Dropbox, Inc., Class A(a),(b)	653	14,777
Microsoft Corp.(b)	7,853	1,821,582
NortonLifeLock, Inc.(b)	32,648	687,893
Open Text Corp.	943	42,241
Oracle Corp.(b)	10,370	626,659
Software AG	5,391	218,904
SS&C Technologies Holdings, Inc.	9,409	591,638
Trend Micro, Inc.(a)	11,400	627,399
Zoom Video Communications, Inc., Class A(a),(b)	812	302,121
Total		4,933,214
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.(b)	11,647	1,536,938
HP, Inc.(b)	75,065	1,827,082
Logitech International SA	17,389	1,805,997
Western Digital Corp.	5,938	335,081
Total		5,505,098
Total Information Technology		24,558,465
Materials 6.1%
Chemicals 3.0%
Corteva, Inc.	6,860	273,440
Covestro AG	1,281	87,021
DuPont de Nemours, Inc.	13,377	1,062,803
Evonik Industries AG	3,378	111,082
FMC Corp.	6,354	688,075
Hexpol AB	1,986	21,705
Ingevity Corp.(a)	3,546	232,937

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Johnson Matthey PLC	50,424	2,028,518
LANXESS AG	2,346	176,736
Linde PLC	1,081	265,277
Mosaic Co. (The)	26,185	679,763
PPG Industries, Inc.	2,455	330,713
Solvay SA	1,642	186,761
Tronox Holdings PLC, Class A	14,944	229,390
Valvoline, Inc.	15,182	360,421
Wacker Chemie AG	388	56,154
Yara International ASA	9,662	449,286
Total		7,240,082
Construction Materials 0.4%
Buzzi Unicem SpA	12,664	311,578
Eagle Materials, Inc.	2,031	223,471
HeidelbergCement AG	2,731	201,873
LafargeHolcim Ltd., Registered Shares(a)	6,356	343,705
Total		1,080,627
Containers & Packaging 0.8%
Avery Dennison Corp.	1,716	258,893
Huhtamaki OYJ	2,079	101,945
International Paper Co.(b)	27,078	1,362,294
WestRock Co.	8,231	341,010
Total		2,064,142
Metals & Mining 1.3%
Alamos Gold, Inc., Class A	4,231	33,947
Aperam SA	3,168	137,124
Aurubis AG	2,807	216,329
B2Gold Corp.	131,700	650,904
Barrick Gold Corp.	1,276	28,499
Boliden AB	2,440	79,951
Centerra Gold, Inc.	14,119	146,297
Endeavour Mining Corp.	3,874	82,282
Equinox Gold Corp.(a)	1,911	18,262
First Quantum Minerals Ltd.	203	3,381
Glencore PLC(a)	72,999	243,680
Kinross Gold Corp.	90,098	629,189
Lundin Mining Corp.	7,746	69,055
Norsk Hydro ASA	30,509	134,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Steel Dynamics, Inc.	17,806	610,212
Teck Resources Ltd., Class B	1,620	29,594
Yamana Gold, Inc.	24,454	114,166
Total		3,227,606
Paper & Forest Products 0.6%
Interfor Corp.(a)	26,400	491,974
Stora Enso OYJ, Class R	4,866	88,307
UPM-Kymmene OYJ	7,199	257,235
West Fraser Timber Co., Ltd.	8,816	564,913
Total		1,402,429
Total Materials		15,014,886
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 0.4%
Host Hotels & Resorts, Inc.	12,449	168,684
VEREIT, Inc.(b)	27,211	958,643
Total		1,127,327
Real Estate Management & Development 0.6%
ESR Cayman Ltd.(a)	401,400	1,430,468
Total Real Estate		2,557,795
Utilities 1.8%
Electric Utilities 1.1%
BKW AG	701	80,073
Endesa SA	42,190	1,078,260
Entergy Corp.(b)	3,126	298,001
Fortum OYJ	3,873	93,680
Hydro One Ltd.	39,725	920,470
Red Electrica Corp. SA	6,510	123,611
Terna Rete Elettrica Nazionale SpA	12,987	94,184
Total		2,688,279
Gas Utilities 0.1%
AltaGas Ltd.	815	12,103
Italgas SpA	23,705	142,175
Snam SpA	10,973	57,539
Total		211,817
Independent Power and Renewable Electricity Producers 0.2%
Uniper SE	4,837	169,384
Vistra Corp.	15,384	307,218
Total		476,602

8	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
A2A SpA	162,634	263,725
Atco Ltd., Class I	2,512	71,918
Canadian Utilities Ltd., Class A	416	10,283
CenterPoint Energy, Inc.	8,903	187,764
Hera	54,793	191,423
RWE AG	1,315	56,490
Veolia Environnement SA	5,933	158,104
Total		939,707
Total Utilities		4,316,405
Total Common Stocks (Cost $163,447,082)		196,945,090

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.1%
Automobiles 0.1%
Volkswagen AG	1,520	287,357
Total Consumer Discretionary		287,357
Consumer Staples 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	1,211	125,425
Total Consumer Staples		125,425
Total Preferred Stocks (Cost $380,001)		412,782

Money Market Funds 8.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(c),(d)	21,159,221	21,157,105
Total Money Market Funds (Cost $21,153,594)		21,157,105
Total Investments (Cost $184,980,677)		218,514,977

Investments in Securities Sold Short

Common Stocks (36.2)%
Issuer	Shares	Value ($)
Communication Services (1.9)%
Diversified Telecommunication Services (0.4)%
BCE, Inc.	(1,254)	(53,190)
Deutsche Telekom AG, Registered Shares	(6,089)	(108,278)
Elisa OYJ	(2,914)	(173,490)
Infrastrutture Wireless Italiane SpA	(23,799)	(255,582)
Koninklijke KPN NV	(42,117)	(131,574)
Singapore Telecommunications Ltd.	(19,600)	(34,722)
Swisscom AG, Registered Shares	(58)	(31,568)
Telefonica Deutschland Holding AG	(17,023)	(46,651)
Telenor ASA	(1,406)	(23,194)
Telia Co. AB	(17,769)	(77,869)
United Internet AG, Registered Shares	(2,817)	(122,245)
Total		(1,058,363)
Entertainment (0.2)%
CTS Eventim AG & Co. KGaA(a)	(4,419)	(260,717)
Lions Gate Entertainment Corp.(a)	(11,152)	(156,016)
Total		(416,733)
Interactive Media & Services (0.2)%
Adevinta ASA(a)	(4,177)	(61,976)
Twitter, Inc.(a)	(7,069)	(357,196)
Total		(419,172)
Media (1.0)%
Dentsu, Inc.	(6,900)	(220,078)
Informa PLC(a)	(135,041)	(918,866)
JCDecaux SA(a)	(13,167)	(255,824)
Meredith Corp.	(9,205)	(201,866)
Pearson PLC	(19,806)	(219,432)
Schibsted ASA, Class A(a)	(245)	(9,217)
Sinclair Broadcast Group, Inc., Class A	(8,562)	(269,789)
Stroeer SE & Co. KGaA	(1,555)	(140,118)
ViacomCBS, Inc., Class B	(3,390)	(164,415)
WPP PLC	(965)	(10,084)
Total		(2,409,689)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services (0.1)%
Millicom International Cellular SA, SDR(a)	(8,746)	(326,417)
Rogers Communications, Inc., Class B	(922)	(41,610)
Tele2 AB, Class B	(3,287)	(45,363)
Total		(413,390)
Total Communication Services		(4,717,347)
Consumer Discretionary (4.2)%
Auto Components (0.1)%
Freni Brembo SpA(a)	(7,361)	(100,064)
Pirelli & C SpA(a)	(14,036)	(73,097)
Total		(173,161)
Automobiles (0.3)%
Ferrari NV	(1,625)	(338,145)
Tesla, Inc.(a)	(421)	(334,076)
Total		(672,221)
Diversified Consumer Services (0.2)%
GSX Techedu, Inc., ADR(a)	(2,538)	(266,515)
WW International, Inc.(a)	(4,017)	(106,692)
Total		(373,207)
Hotels, Restaurants & Leisure (1.4)%
Choice Hotels International, Inc.	(2,990)	(300,914)
DraftKings, Inc., Class A(a)	(13,692)	(740,874)
InterContinental Hotels Group PLC(a)	(10,567)	(651,004)
Papa John’s International, Inc.	(3,180)	(325,250)
Restaurant Brands International, Inc.	(4,787)	(276,120)
Royal Caribbean Cruises Ltd.	(4,034)	(262,210)
Seaworld Entertainment, Inc.(a)	(7,680)	(219,418)
Vail Resorts, Inc.	(994)	(264,364)
Whitbread PLC(a)	(12,860)	(488,719)
Total		(3,528,873)
Household Durables (0.2)%
LGI Homes, Inc.(a)	(4,037)	(430,788)
Internet & Direct Marketing Retail (0.4)%
Delivery Hero SE(a)	(1,687)	(256,230)
Just Eat Takeaway.com NV(a)	(1,859)	(213,201)
Prosus NV(a)	(1,278)	(149,310)
Rakuten, Inc.(a)	(4,900)	(48,229)

Common Stocks (continued)
Issuer	Shares	Value ($)
Stitch Fix, Inc., Class A(a)	(2,743)	(261,792)
Zalando SE(a)	(948)	(108,699)
Total		(1,037,461)
Multiline Retail (0.0)%
Dollarama, Inc.	(1,688)	(65,989)
Specialty Retail (1.3)%
CarMax, Inc.(a)	(1,278)	(150,523)
Carvana Co.(a)	(1,353)	(353,390)
Dufry AG, Registered Shares(a)	(8,179)	(439,749)
Floor & Decor Holdings, Inc., Class A(a)	(4,255)	(391,758)
Hennes & Mauritz AB, Class B(a)	(40,753)	(871,273)
Monro Muffler Brake, Inc.	(3,899)	(227,975)
RH(a)	(857)	(407,384)
Shift Technologies, Inc.(a)	(31,505)	(258,341)
Total		(3,100,393)
Textiles, Apparel & Luxury Goods (0.3)%
Adidas AG(a)	(1,162)	(368,445)
Canada Goose Holdings, Inc.(a)	(2,522)	(84,352)
Gildan Activewear, Inc.	(1,091)	(27,259)
Moncler SpA(a)	(1,913)	(107,802)
Puma SE(a)	(1,106)	(108,226)
Salvatore Ferragamo SpA(a)	(5,769)	(112,211)
Total		(808,295)
Total Consumer Discretionary		(10,190,388)
Consumer Staples (2.2)%
Beverages (0.6)%
Anheuser-Busch InBev SA/NV	(4,587)	(287,938)
Davide Campari-Milano NV	(24,265)	(260,809)
Fevertree Drinks PLC	(6,870)	(229,770)
Heineken NV	(5,029)	(524,487)
National Beverage Corp.	(1,151)	(174,422)
Total		(1,477,426)
Food & Staples Retailing (0.1)%
Empire Co., Ltd., Class A	(364)	(10,057)
Metro, Inc.	(940)	(40,636)
Rite Aid Corp.(a)	(6,385)	(167,862)
Total		(218,555)

10	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products (1.0)%
AAK AB	(818)	(15,988)
Bakkafrost P/F(a)	(2,080)	(146,454)
Barry Callebaut AG, Registered Shares	(16)	(35,483)
Beyond Meat, Inc.(a)	(1,206)	(214,764)
Cal-Maine Foods, Inc.(a)	(7,128)	(273,288)
Campbell Soup Co.	(6,415)	(308,626)
Chocoladefabriken Lindt & Spruengli AG	(20)	(173,283)
Hormel Foods Corp.	(6,701)	(314,009)
Kellogg Co.	(4,014)	(236,585)
Kraft Heinz Co. (The)	(7,889)	(264,360)
Maple Leaf Foods, Inc.	(1,626)	(31,776)
Mowi ASA	(9,579)	(212,536)
Nestlé SA, Registered Shares	(219)	(24,549)
Premium Brands Holdings Corp.	(815)	(66,609)
Saputo, Inc.	(2,147)	(56,296)
Wilmar International Ltd.	(8,900)	(35,226)
Total		(2,409,832)
Personal Products (0.4)%
Beiersdorf AG	(3,720)	(406,057)
Kao Corp.	(3,200)	(232,182)
Kose Corp.	(1,800)	(289,294)
Total		(927,533)
Tobacco (0.1)%
Japan Tobacco, Inc.	(11,700)	(232,412)
Swedish Match AB	(957)	(73,797)
Total		(306,209)
Total Consumer Staples		(5,339,555)
Energy (2.6)%
Energy Equipment & Services (0.7)%
Saipem SpA	(104,119)	(272,820)
SBM Offshore NV	(12,825)	(220,139)
Subsea 7 SA(a)	(3,550)	(33,185)
Tenaris SA	(116,039)	(896,004)
TGS NOPEC Geophysical Co. ASA	(21,760)	(289,916)
Total		(1,712,064)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels (1.9)%
Cameco Corp.	(10,670)	(132,754)
Cenovus Energy, Inc.	(5,715)	(33,743)
Enbridge, Inc.	(2,707)	(90,943)
Eni SpA	(13,266)	(133,997)
Hess Corp.	(17,210)	(928,996)
Inter Pipeline Ltd.	(9,914)	(99,469)
Koninklijke Vopak NV	(1,616)	(81,790)
Marathon Petroleum Corp.	(12,230)	(527,847)
Neste OYJ	(4,519)	(318,321)
Oil Search Ltd.	(81,125)	(238,503)
ONEOK, Inc.	(11,097)	(441,994)
Origin Energy Ltd.	(76,042)	(273,328)
Pembina Pipeline Corp.	(1,309)	(34,456)
Repsol SA	(35,222)	(346,010)
Statoil ASA	(46,847)	(839,554)
TC Energy Corp.	(971)	(41,619)
Total		(4,563,324)
Total Energy		(6,275,388)
Financials (7.6)%
Banks (3.9)%
Bank of Hawaii Corp.	(7,295)	(570,396)
Commerce Bancshares, Inc.	(7,781)	(520,160)
Commonwealth Bank of Australia	(7,232)	(459,173)
Community Bank System, Inc.	(8,243)	(534,559)
Cullen/Frost Bankers, Inc.	(5,903)	(544,493)
CVB Financial Corp.	(22,665)	(440,381)
DBS Group Holdings Ltd.	(3,634)	(68,527)
FinecoBank Banca Fineco SpA(a)	(27,828)	(432,719)
First Financial Bankshares, Inc.	(16,484)	(624,414)
Fukuoka Financial Group, Inc.	(83,700)	(1,497,270)
Glacier Bancorp, Inc.	(12,451)	(580,839)
Hang Seng Bank Ltd.	(27,800)	(501,356)
HSBC Holdings PLC(a)	(82,392)	(431,125)
Independent Bank Corp.	(8,590)	(644,937)
M&T Bank Corp.	(3,431)	(454,505)
Mediobanca Banca di Credito Finanziario SpA(a)	(36,245)	(322,554)
National Bank of Canada	(510)	(28,664)
Nordea Bank Abp(a)	(782)	(6,338)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Bank of Canada	(1,599)	(129,420)
Skandinaviska Enskilda Banken AB, Class A(a)	(5,138)	(55,899)
Swedbank AB, Class A(a)	(3,456)	(65,027)
Toronto-Dominion Bank (The)	(143)	(8,103)
Trustmark Corp.	(8,036)	(220,749)
United Overseas Bank Ltd.	(500)	(8,785)
Westamerica Bancorporation	(7,147)	(398,945)
Total		(9,549,338)
Capital Markets (1.3)%
Brookfield Asset Management, Inc., Class A	(5,099)	(197,580)
Daiwa Securities Group, Inc.	(127,800)	(608,257)
Deutsche Bank AG(a)	(52,228)	(526,630)
EQT AB	(12,023)	(374,768)
Franklin Resources, Inc.	(14,675)	(385,806)
Hamilton Lane, Inc., Class A	(5,262)	(396,597)
Natixis(a)	(15,588)	(58,677)
Partners Group Holding AG	(144)	(170,034)
TMX Group Ltd.	(1,187)	(114,490)
WisdomTree Investments, Inc.	(58,627)	(312,775)
Total		(3,145,614)
Consumer Finance (0.2)%
Credit Acceptance Corp.(a)	(925)	(356,837)
Diversified Financial Services (0.0)%
Element Fleet Management Corp.	(11,697)	(108,669)
Insurance (2.2)%
Allianz SE	(46)	(10,396)
Baloise Holding AG, Registered Shares	(221)	(37,009)
eHealth, Inc.(a)	(960)	(45,936)
Gjensidige Forsikring ASA	(5,601)	(128,801)
GoHealth, Inc., Class A(a)	(11,251)	(149,751)
Hannover Rueck SE	(849)	(131,564)
Intact Financial Corp.	(916)	(101,002)
Japan Post Holdings Co., Ltd.	(243,100)	(1,933,270)
MBIA, Inc.(a)	(21,419)	(131,513)
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	(787)	(208,679)
RLI Corp.	(3,782)	(366,022)
Sampo OYJ	(7,602)	(319,600)
Sun Life Financial, Inc.	(923)	(42,658)

Common Stocks (continued)
Issuer	Shares	Value ($)
Suncorp Group Ltd.	(156,789)	(1,201,243)
Swiss Re AG	(2,550)	(224,812)
Tryg A/S	(5,110)	(158,973)
Zurich Insurance Group AG	(452)	(180,731)
Total		(5,371,960)
Total Financials		(18,532,418)
Health Care (5.2)%
Biotechnology (2.0)%
Adverum Biotechnologies, Inc.(a)	(25,066)	(309,064)
Allogene Therapeutics, Inc.(a)	(3,832)	(132,970)
Alnylam Pharmaceuticals, Inc.(a)	(2,591)	(389,894)
Applied Therapeutics, Inc.(a)	(14,480)	(303,211)
Argenx SE(a)	(428)	(124,803)
Athersys, Inc.(a)	(113,609)	(219,834)
BioNTech SE, ADR(a)	(1,231)	(143,953)
Bioxcel Therapeutics, Inc.(a)	(5,023)	(232,665)
bluebird bio, Inc.(a)	(8,204)	(365,488)
Cortexyme, Inc.(a)	(7,620)	(298,857)
Epizyme, Inc.(a)	(37,319)	(408,643)
Esperion Therapeutics, Inc.(a)	(13,519)	(425,713)
Galapagos NV(a)	(1,809)	(189,171)
Global Blood Therapeutics, Inc.(a)	(1,750)	(87,710)
Idorsia Ltd.(a)	(8,498)	(258,030)
Inovio Pharmaceuticals, Inc.(a)	(4,579)	(58,382)
Moderna, Inc.(a)	(1,099)	(190,303)
Sage Therapeutics, Inc.(a)	(1,907)	(153,800)
Sarepta Therapeutics, Inc.(a)	(4,898)	(437,881)
ZIOPHARM Oncology, Inc.(a)	(19,411)	(72,015)
Total		(4,802,387)
Health Care Equipment & Supplies (0.9)%
Accelerate Diagnostics, Inc.(a)	(28,836)	(295,857)
Alcon, Inc.(a)	(2,885)	(207,049)
Ambu A/S	(10,162)	(478,553)
Carl Zeiss Meditec AG	(1,194)	(186,604)
Elekta AB, Class B	(6,870)	(98,712)
Glaukos Corp.(a)	(2,197)	(194,852)
Penumbra, Inc.(a)	(479)	(125,062)
Siemens Healthineers AG	(2,960)	(166,001)

12	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
SmileDirectClub, Inc.(a)	(10,078)	(133,836)
Straumann Holding AG, Registered Shares	(252)	(279,324)
Total		(2,165,850)
Health Care Providers & Services (0.1)%
Amplifon SpA(a)	(5,181)	(205,368)
Health Care Technology (0.3)%
American Well Corp., Class A(a)	(4,437)	(157,114)
CompuGroup Medical SE & Co KgaA	(429)	(42,324)
GoodRx Holdings, Inc., Class A(a)	(3,683)	(171,702)
Inovalon Holdings, Inc.(a)	(16,166)	(394,450)
Total		(765,590)
Life Sciences Tools & Services (0.2)%
Bachem Holding AG, Registered B Shares	(106)	(42,343)
Evotec SE(a)	(13,098)	(514,877)
Lonza Group AG, Registered Shares	(28)	(17,884)
QIAGEN NV(a)	(609)	(33,013)
Total		(608,117)
Pharmaceuticals (1.7)%
Bausch Health Companies, Inc.(a)	(43,691)	(1,114,868)
Bayer AG, Registered Shares	(5,153)	(311,874)
Canopy Growth Corp.(a)	(5,513)	(220,692)
GW Pharmaceuticals PLC, ADR(a)	(1,162)	(177,170)
Intra-Cellular Therapies, Inc.(a)	(11,678)	(375,448)
Merck KGaA	(754)	(125,668)
Nektar Therapeutics(a)	(20,118)	(396,325)
NGM Biopharmaceuticals, Inc.(a)	(6,096)	(156,423)
Nippon Shinyaku Co., Ltd.	(1,700)	(125,152)
Recordati Industria Chimica e Farmaceutica SpA	(334)	(17,284)
Revance Therapeutics, Inc.(a)	(12,566)	(319,679)
Royalty Pharma PLC, Class A	(4,014)	(188,698)
Sosei Group Corp.(a)	(17,600)	(331,961)
Vifor Pharma AG	(599)	(81,343)
Zogenix, Inc.(a)	(14,007)	(265,573)
Total		(4,208,158)
Total Health Care		(12,755,470)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (5.0)%
Aerospace & Defense (0.4)%
CAE, Inc.	(2,330)	(52,640)
Cubic Corp.	(5,110)	(312,630)
Elbit Systems Ltd.	(1,517)	(209,376)
Leonardo SpA	(2,978)	(20,634)
MTU Aero Engines AG	(1,087)	(252,221)
Saab AB, Class B(a)	(939)	(26,282)
Singapore Technologies Engineering Ltd.	(21,300)	(59,386)
Total		(933,169)
Air Freight & Logistics (0.1)%
DSV PANALPINA A/S	(1,654)	(258,066)
Airlines (0.4)%
Air Canada(a)	(9,137)	(143,048)
Deutsche Lufthansa AG, Registered Shares(a)	(65,029)	(837,738)
Singapore Airlines Ltd.(a)	(20,500)	(63,235)
Total		(1,044,021)
Building Products (0.8)%
AO Smith Corp.	(2,098)	(113,921)
ASSA ABLOY AB, Class B	(345)	(8,533)
Belimo Holding AG, Registered Shares	(26)	(200,365)
Lennox International, Inc.	(1,225)	(337,475)
Nibe Industrier AB, B Shares	(4,446)	(148,405)
TOTO Ltd.	(5,600)	(310,161)
Trex Co., Inc.(a)	(4,444)	(407,826)
Xinyi Glass Holdings Ltd.	(146,000)	(353,171)
Total		(1,879,857)
Commercial Services & Supplies (0.4)%
Boyd Group Services, Inc.	(159)	(29,480)
BrightView Holdings, Inc.(a)	(22,238)	(315,335)
Healthcare Services Group, Inc.	(5,005)	(162,262)
ISS A/S(a)	(13,426)	(230,581)
Ritchie Bros. Auctioneers, Inc.	(342)	(20,195)
Tomra Systems ASA	(3,266)	(149,473)
Total		(907,326)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.0)%
Boskalis Westminster(a)	(1,299)	(36,494)
Sweco AB	(1,040)	(17,328)
Sweco AB, Class B	(3,105)	(51,733)
WSP Global, Inc.	(360)	(33,529)
Total		(139,084)
Electrical Equipment (0.1)%
Ballard Power Systems, Inc.(a)	(1,563)	(53,451)
FuelCell Energy, Inc.(a)	(6,011)	(124,788)
Siemens Energy AG(a)	(179)	(6,643)
Vestas Wind Systems A/S	(375)	(80,519)
Total		(265,401)
Industrial Conglomerates (0.1)%
Keppel Corp., Ltd.	(24,100)	(90,583)
Lifco AB	(700)	(64,259)
Total		(154,842)
Machinery (1.4)%
Atlas Copco AB, Class A	(5,478)	(297,200)
Chart Industries, Inc.(a)	(3,086)	(370,659)
Epiroc AB, Class A	(1,352)	(25,903)
Kennametal, Inc.	(4,571)	(173,149)
Lindsay Corp.	(1,290)	(180,381)
Metso OYJ	(53,378)	(687,041)
Nikola Corp.(a)	(7,619)	(175,923)
NTN Corp.(a)	(44,200)	(116,747)
Proto Labs, Inc.(a)	(2,137)	(452,616)
Rational AG	(593)	(571,030)
Schindler Holding AG	(266)	(70,204)
Trinity Industries, Inc.	(5,705)	(158,656)
VAT Group AG	(95)	(26,376)
Volvo AB, B Shares(a)	(16)	(394)
Xylem, Inc.	(1,920)	(185,453)
Total		(3,491,732)
Professional Services (0.1)%
Dun & Bradstreet Holdings, Inc.(a)	(9,898)	(234,088)
Thomson Reuters Corp.	(509)	(41,504)
Wolters Kluwer NV	(580)	(48,192)
Total		(323,784)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail (0.6)%
Canadian National Railway Co.	(204)	(20,662)
Canadian Pacific Railway Ltd.	(132)	(44,350)
Central Japan Railway Co.	(2,100)	(300,704)
Keio Corp.	(4,700)	(343,970)
Odakyu Electric Railway Co., Ltd.	(9,800)	(284,861)
Seibu Holdings, Inc.	(48,400)	(444,471)
Total		(1,439,018)
Trading Companies & Distributors (0.5)%
IMCD NV	(738)	(91,589)
Indutrade AB(a)	(2,995)	(61,381)
Toromont Industries Ltd.	(72)	(4,833)
United Rentals, Inc.(a)	(3,992)	(970,096)
Total		(1,127,899)
Transportation Infrastructure (0.1)%
Atlantia SpA(a)	(1,014)	(16,064)
Flughafen Zurich AG(a)	(236)	(38,886)
Fraport AG Frankfurt Airport Services Worldwide(a)	(2,160)	(117,021)
SATS Ltd(a)	(16,700)	(48,208)
Total		(220,179)
Total Industrials		(12,184,378)
Information Technology (3.3)%
Electronic Equipment, Instruments & Components (0.4)%
Adyen NV(a)	(50)	(104,451)
Cognex Corp.	(2,557)	(210,006)
Hexagon AB, Class B	(991)	(86,362)
Landis+Gyr Group AG(a)	(3,248)	(239,289)
Novanta, Inc.(a)	(2,451)	(306,179)
Total		(946,287)
IT Services (0.6)%
Bechtle AG	(38)	(8,075)
Fastly, Inc.(a)	(2,443)	(267,142)
Jack Henry & Associates, Inc.	(2,151)	(311,443)
MongoDB, Inc.(a)	(151)	(55,811)
Nexi SpA(a)	(12,231)	(216,992)
Shopify, Inc., Class A(a)	(251)	(275,746)

14	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Shopify, Inc., Class A(a)	(49)	(53,428)
Western Union Co.	(17,056)	(379,837)
Total		(1,568,474)
Semiconductors & Semiconductor Equipment (0.3)%
ASML Holding NV	(94)	(50,182)
Brooks Automation, Inc.	(1,831)	(138,717)
Cree, Inc.(a)	(4,852)	(490,440)
Infineon Technologies AG	(809)	(32,411)
Total		(711,750)
Software (2.0)%
Altair Engineering, Inc., Class A(a)	(897)	(50,169)
Appian Corp.(a)	(2,170)	(474,058)
Blackberry Ltd.(a)	(6,064)	(85,169)
Blackline, Inc.(a)	(4,495)	(582,642)
Ceridian HCM Holding, Inc.(a)	(3,702)	(343,953)
Constellation Software, Inc.	(8)	(9,746)
Coupa Software, Inc.(a)	(1,216)	(376,802)
CyberArk Software Ltd.(a)	(4,662)	(747,086)
Descartes Systems Group, Inc. (The)(a)	(221)	(13,477)
Guidewire Software, Inc.(a)	(4,069)	(466,877)
Kinaxis, Inc.(a)	(179)	(24,848)
Lightspeed POS, Inc.(a)	(472)	(30,684)
Nemetschek SE	(1,796)	(126,442)
Q2 Holdings, Inc.(a)	(4,899)	(627,023)
RingCentral, Inc., Class A(a)	(1,107)	(412,823)
SAP SE	(96)	(12,181)
SimCorp A/S	(245)	(31,711)
Sinch AB(a)	(185)	(27,162)
TeamViewer AG(a)	(1,286)	(66,505)
Temenos AG, Registered Shares	(3,177)	(401,166)
Total		(4,910,524)
Total Information Technology		(8,137,035)
Materials (3.6)%
Chemicals (2.1)%
Akzo Nobel NV	(452)	(46,013)
Albemarle Corp.	(1,024)	(166,564)
BASF SE	(2,644)	(204,345)
Christian Hansen Holding A/S(a)	(2,774)	(250,961)

Common Stocks (continued)
Issuer	Shares	Value ($)
Clariant AG, Registered Shares	(2,101)	(44,638)
Ecolab, Inc.	(1,108)	(226,597)
EMS-Chemie Holding AG, Registered Shares	(124)	(116,957)
Ferro Corp.(a)	(16,385)	(225,949)
Givaudan SA, Registered Shares	(39)	(157,122)
International Flavors & Fragrances, Inc.	(1,055)	(118,561)
Johnson Matthey PLC	(6,892)	(277,260)
K+S AG	(4,290)	(48,418)
Koninklijke DSM NV	(1,432)	(250,332)
Methanex Corp.	(426)	(14,112)
Mitsubishi Chemical Holdings Corp.	(69,500)	(475,375)
Novozymes A/S, Class B	(1,397)	(83,846)
Nutrien Ltd.	(267)	(13,150)
OCI NV(a)	(7,485)	(155,294)
Quaker Chemical Corp.	(701)	(183,753)
Sika AG	(919)	(250,071)
Stepan Co.	(2,028)	(228,515)
Symrise AG	(1,328)	(165,261)
Tokai Carbon Co., Ltd.	(25,300)	(365,217)
Umicore SA	(12,515)	(708,843)
Wacker Chemie AG	(1,437)	(207,974)
Total		(4,985,128)
Containers & Packaging (0.3)%
BillerudKorsnas AB	(27,831)	(497,346)
Greif, Inc., Class A	(5,154)	(232,755)
SIG Combibloc Group AG(a)	(2,222)	(52,739)
Total		(782,840)
Metals & Mining (0.9)%
Agnico Eagle Mines Ltd.	(565)	(39,443)
AMG Advanced Metallurgical Group NV	(1,331)	(42,150)
Antofagasta PLC	(21,212)	(413,684)
ArcelorMittal SA(a)	(3,635)	(79,604)
Compass Minerals International, Inc.	(5,066)	(295,145)
Franco-Nevada Corp.	(1,359)	(161,890)
Pan American Silver Corp.	(593)	(19,185)
SSAB AB, Class A(a)	(20,629)	(88,052)
Teck Resources Ltd., Class B	(38,400)	(701,485)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Thyssenkrupp AG(a)	(29,296)	(339,671)
Wheaton Precious Metals Corp.	(2,479)	(101,816)
Total		(2,282,125)
Paper & Forest Products (0.3)%
Holmen AB, B Shares	(688)	(31,496)
Nippon Paper Industries Co., Ltd.	(28,700)	(350,430)
Svenska Cellulosa AB SCA, Class B(a)	(13,863)	(244,195)
Total		(626,121)
Total Materials		(8,676,214)
Real Estate (0.2)%
Equity Real Estate Investment Trusts (REITS) (0.1)%
British Land Co. PLC (The)	(5,232)	(31,995)
Iron Mountain, Inc.	(9,372)	(315,555)
Total		(347,550)
Real Estate Management & Development (0.1)%
CapitaLand Ltd.	(18,000)	(43,266)
City Developments Ltd.	(7,300)	(39,430)
KE Holdings, Inc., ADR(a)	(2,249)	(132,916)
Total		(215,612)
Total Real Estate		(563,162)
Utilities (0.4)%
Electric Utilities (0.2)%
Elia Group SA/NV	(1,154)	(138,880)
Emera, Inc.	(2,796)	(116,913)
Enel SpA	(5,716)	(56,691)
Ørsted AS	(1,201)	(228,102)
Total		(540,586)
Independent Power and Renewable Electricity Producers (0.1)%
Boralex, Inc., Class A	(2,008)	(78,781)
Innergex Renewable Energy, Inc.	(5,531)	(126,818)
Northland Power, Inc.	(198)	(7,254)
TransAlta Renewables, Inc.	(495)	(8,323)
Total		(221,176)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities (0.1)%
Algonquin Power & Utilities Corp.	(3,393)	(56,543)
E.ON SE	(3,539)	(37,438)
Total		(93,981)
Total Utilities		(855,743)
Total Common Stocks (Proceeds $79,200,686)		(88,227,098)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(497)	(247,057)
Total Health Care		(247,057)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(1,845)	(104,976)
Total Materials		(104,976)
Total Preferred Stocks (Proceeds $246,356)		(352,033)
Total Investments in Securities Sold Short (Proceeds $79,447,042)		(88,579,131)

Total Investments in Securities, Net of Securities Sold Short	129,935,846
Other Assets & Liabilities, Net	114,018,943
Net Assets	243,954,789

At January 31, 2021, securities and/or cash totaling $169,960,308 were pledged as collateral.
16	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
45,500 CAD	35,641 USD	Citi	03/17/2021	55	—
94,500 CAD	73,263 USD	Citi	03/17/2021	—	(645)
11,500 CHF	13,053 USD	Citi	03/17/2021	127	—
13,000 CHF	14,312 USD	Citi	03/17/2021	—	(301)
8,500 DKK	1,397 USD	Citi	03/17/2021	9	—
1,432,500 DKK	228,774 USD	Citi	03/17/2021	—	(5,153)
429,500 EUR	522,996 USD	Citi	03/17/2021	1,276	—
636,000 EUR	758,889 USD	Citi	03/17/2021	—	(13,670)
2,500 ILS	784 USD	Citi	03/17/2021	22	—
1,120,000 JPY	10,867 USD	Citi	03/17/2021	169	—
5,000 NOK	587 USD	Citi	03/17/2021	4	—
1,500 NZD	1,078 USD	Citi	03/17/2021	—	—
140,500 SEK	16,954 USD	Citi	03/17/2021	132	—
1,559,000 SEK	182,857 USD	Citi	03/17/2021	—	(3,796)
2,000 SGD	1,516 USD	Citi	03/17/2021	11	—
74,500 SGD	55,754 USD	Citi	03/17/2021	—	(327)
340,944 USD	465,504 AUD	Citi	03/17/2021	14,905	—
13,495 USD	17,500 AUD	Citi	03/17/2021	—	(118)
1,058,801 USD	1,381,506 CAD	Citi	03/17/2021	21,674	—
101,934 USD	129,500 CAD	Citi	03/17/2021	—	(653)
696,579 USD	632,000 CHF	Citi	03/17/2021	13,827	—
218,396 USD	193,500 CHF	Citi	03/17/2021	—	(891)
248,563 USD	1,541,000 DKK	Citi	03/17/2021	3,082	—
303,501 USD	1,847,500 DKK	Citi	03/17/2021	—	(1,805)
1,968,604 USD	1,644,503 EUR	Citi	03/17/2021	28,998	—
329,397 USD	270,000 EUR	Citi	03/17/2021	—	(1,424)
786,544 USD	588,500 GBP	Citi	03/17/2021	19,978	—
168,870 USD	1,309,000 HKD	Citi	03/17/2021	—	(28)
29,631 USD	98,500 ILS	Citi	03/17/2021	390	—
468 USD	1,500 ILS	Citi	03/17/2021	—	(11)
1,282,977 USD	133,061,000 JPY	Citi	03/17/2021	—	(12,123)
141,687 USD	1,262,002 NOK	Citi	03/17/2021	5,641	—
34,107 USD	290,000 NOK	Citi	03/17/2021	—	(252)
15,711 USD	22,504 NZD	Citi	03/17/2021	460	—
1,800 USD	2,500 NZD	Citi	03/17/2021	—	(4)
204,912 USD	1,746,500 SEK	Citi	03/17/2021	4,190	—
67,243 USD	557,000 SEK	Citi	03/17/2021	—	(555)
148,282 USD	198,503 SGD	Citi	03/17/2021	1,144	—
9,451 USD	12,500 SGD	Citi	03/17/2021	—	(41)
45,500 CAD	35,641 USD	JPMorgan	03/17/2021	55	—
94,500 CAD	73,263 USD	JPMorgan	03/17/2021	—	(645)
11,500 CHF	13,053 USD	JPMorgan	03/17/2021	127	—
13,000 CHF	14,312 USD	JPMorgan	03/17/2021	—	(301)
8,500 DKK	1,397 USD	JPMorgan	03/17/2021	9	—
1,432,500 DKK	228,773 USD	JPMorgan	03/17/2021	—	(5,154)
429,500 EUR	522,996 USD	JPMorgan	03/17/2021	1,276	—
636,000 EUR	758,888 USD	JPMorgan	03/17/2021	—	(13,671)
2,500 ILS	784 USD	JPMorgan	03/17/2021	22	—
1,120,000 JPY	10,866 USD	JPMorgan	03/17/2021	169	—
5,000 NOK	587 USD	JPMorgan	03/17/2021	4	—
1,500 NZD	1,078 USD	JPMorgan	03/17/2021	—	—
140,500 SEK	16,954 USD	JPMorgan	03/17/2021	132	—
1,559,000 SEK	182,857 USD	JPMorgan	03/17/2021	—	(3,797)
2,000 SGD	1,516 USD	JPMorgan	03/17/2021	11	—
74,500 SGD	55,754 USD	JPMorgan	03/17/2021	—	(327)
Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
340,939 USD	465,496 AUD	JPMorgan	03/17/2021	14,905	—
13,495 USD	17,500 AUD	JPMorgan	03/17/2021	—	(118)
1,058,793 USD	1,381,494 CAD	JPMorgan	03/17/2021	21,673	—
101,935 USD	129,500 CAD	JPMorgan	03/17/2021	—	(653)
696,580 USD	632,000 CHF	JPMorgan	03/17/2021	13,826	—
218,396 USD	193,500 CHF	JPMorgan	03/17/2021	—	(891)
248,564 USD	1,541,000 DKK	JPMorgan	03/17/2021	3,081	—
303,501 USD	1,847,500 DKK	JPMorgan	03/17/2021	—	(1,805)
1,968,599 USD	1,644,497 EUR	JPMorgan	03/17/2021	28,995	—
329,397 USD	270,000 EUR	JPMorgan	03/17/2021	—	(1,424)
786,545 USD	588,500 GBP	JPMorgan	03/17/2021	19,977	—
168,870 USD	1,309,000 HKD	JPMorgan	03/17/2021	—	(29)
29,631 USD	98,500 ILS	JPMorgan	03/17/2021	390	—
468 USD	1,500 ILS	JPMorgan	03/17/2021	—	(11)
1,282,978 USD	133,061,000 JPY	JPMorgan	03/17/2021	—	(12,125)
141,686 USD	1,261,998 NOK	JPMorgan	03/17/2021	5,641	—
34,107 USD	290,000 NOK	JPMorgan	03/17/2021	—	(252)
15,706 USD	22,496 NZD	JPMorgan	03/17/2021	460	—
1,800 USD	2,500 NZD	JPMorgan	03/17/2021	—	(4)
204,912 USD	1,746,500 SEK	JPMorgan	03/17/2021	4,190	—
67,243 USD	557,000 SEK	JPMorgan	03/17/2021	—	(555)
148,278 USD	198,497 SGD	JPMorgan	03/17/2021	1,144	—
9,451 USD	12,500 SGD	JPMorgan	03/17/2021	—	(41)
Total				232,181	(83,600)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	6	02/2021	EUR	763,668	—	(8,580)
CAC40 Index	16	02/2021	EUR	863,360	—	(51,254)
DAX Index	1	03/2021	EUR	336,050	4,285	—
FTSE 100 Index	16	03/2021	GBP	1,017,760	—	(36,714)
FTSE/MIB Index	2	03/2021	EUR	215,380	—	(5,782)
Hang Seng Index	1	02/2021	HKD	1,415,950	—	(6,899)
IBEX 35 Index	3	02/2021	EUR	232,506	—	(21,405)
MSCI Singapore Index	6	02/2021	SGD	196,950	—	(3,156)
OMXS30 Index	20	02/2021	SEK	3,888,500	—	(3,135)
S&P 500 Index E-mini	114	03/2021	USD	21,119,640	316,459	—
S&P/TSX 60 Index	7	03/2021	CAD	1,432,340	—	(17,103)
SPI 200 Index	6	03/2021	AUD	981,150	—	(1,602)
TOPIX Index	15	03/2021	JPY	270,600,000	65,248	—
Total					385,992	(155,630)

18	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	1-Month AUD BBSW, 1-Month HKD HIBOR or 1-Month JPY BBA LIBOR based on the local currencies of the positions within the swap	Monthly	JPMorgan	02/07/2022	USD	62,956,452	63,341	—	—	—	63,341	—
1-Month USD LIBOR minus 0.500%	Total return on Formosa Petrochemical Corp.	Monthly	Macquarie	12/21/2021	USD	187,792	19,605	(22)	—	—	19,583	—
1-Month AUD BBSW	Total return on MacQuarie Capital, Ltd.	Monthly	Macquarie	12/21/2021	AUD	225,070	1,673	—	—	—	1,673	—
1-Month USD LIBOR minus 1.642%	Total return on SillaJen, Inc.	Monthly	Macquarie	12/21/2021	USD	36,049	504††	(99)	—	—	405	—
1-Month USD LIBOR minus 3.000%	Total return on ACER	Monthly	Macquarie	12/21/2021	USD	160,024	(17,165)	(438)	—	—	—	(17,603)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	12/21/2021	USD	1,844,910	(135,009)	5,924	—	—	—	(129,085)
Total return on a portfolio of long and short positions†	1-Day Overnight Fed Funds Effective Rate, EONIA or SONIA based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/29/2021	USD	152,957,736	(585,008)	—	—	—	—	(585,008)
Total							(652,059)	5,365	—	—	85,002	(731,696)

†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Mar 21	Citi	03/2021	CHF	210,460	—	—	5,664	—
Hang Seng Index Feb 21	JPMorgan	02/2021	HKD	1,415,950	—	—	—	(6,678)
Swiss Market Index Mar 21	JPMorgan	03/2021	CHF	105,230	—	—	2,766	—
Swiss Market Index Mar 21	Morgan Stanley International	03/2021	CHF	841,840	—	—	—	(29,212)
Total					—	—	8,430	(35,890)

Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2021 (Unaudited)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	0.070%
1-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.157%
1-Month USD LIBOR	London Interbank Offered Rate	0.120%
EONIA index	Euro Overnight Index Average	(0.479%)
SONIA	Sterling Overnight Index Average	0.053%
1-Month AUD BBSW	Bank Bill Swap Rate	0.020%
1-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.056%)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	26,997,662	147,115,890	(152,948,586)	(7,861)	21,157,105	40	34,729	21,159,221
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Multi-Manager Directional Alternative Strategies Fund | Quarterly Report 2021

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT284_04_K01_(03/21)